Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total equity attributable to shareholders	Share capital	Contributed surplus	Deficit	Cash flow hedges, net of tax	Currency translation	Non-controlling interests	Total
Equity at beginning of period (in shares) at Dec. 31, 2023		407,931,017
Equity at beginning of period at Dec. 31, 2023	$ 7,177.1	$ 9,835.1	$ 149.5	$ (2,822.6)	$ (23.6)	$ 38.7	$ 209.1	$ 7,386.2
Net income (loss) and comprehensive income (loss)	(275.2)			(722.7)	(49.1)	496.6	4.8	(270.4)
Dividends issued and paid	(28.2)			(28.2)				(28.2)
Contribution from non-controlling interests							29.4	29.4
Cancelled shares (in shares)		(172)
Share capital issued on exercise of options		$ 0.8	(0.8)
Share capital issued on exercise of options (In shares)		119,003
Share capital issued on settlement of RSUs		$ 102.1	(102.1)
Share capital issued on settlement of RSUs (In shares)		2,288,141
Share capital issued on conversion of preferred shares (in shares)		1,644,022
Share-based payments	104.7		104.7					104.7
Equity at end of period (in shares) at Dec. 31, 2024		411,982,011
Equity at end of period at Dec. 31, 2024	6,978.4	$ 9,938.0	151.3	(3,573.5)	(72.7)	535.3	243.3	7,221.7
Net income (loss) and comprehensive income (loss)	3,230.7			3,834.1	45.1	(648.5)	(31.4)	3,199.3
Dividends issued and paid	(31.1)			(31.1)				(31.1)
Net distribution to non-controlling interests							(29.3)	(29.3)
Repurchased and cancelled shares	(3,026.7)	$ (3,026.7)						$ (3,026.7)
Repurchased and cancelled shares (in shares)		(43,741,452)
Share capital issued on exercise of options		$ 0.6	(0.6)
Share capital issued on exercise of options (In shares)		129,686
Share capital issued on settlement of RSUs		$ 96.5	(96.5)
Share capital issued on settlement of RSUs (In shares)		1,741,736
Share capital issued on conversion of preferred shares (in shares)		875,022						875,022
Share-based payments	151.5		151.5					$ 151.5
Equity at end of period (in shares) at Dec. 31, 2025		370,987,003
Equity at end of period at Dec. 31, 2025	$ 7,302.8	$ 7,008.4	$ 205.7	$ 229.5	$ (27.6)	$ (113.2)	$ 182.6	$ 7,485.4